John Hancock Funds II

Supplement dated February 8, 2016 to the current prospectus (the “prospectus”)

Real Estate Securities Fund (the “fund”)

Effective May 1, 2016, John F. Robertson will no longer serve as a portfolio manager to the fund. Accordingly, all references to John F. Robertson as a portfolio manager to the fund will be removed from the prospectus effective May 1, 2016. Joseph D. Fisher, John W. Vojticek and David W. Zonavetch will continue to serve as portfolio managers to the fund.

You should read this supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated February 8, 2016 to the current statement of additional information (the “SAI”)

Real Estate Securities Fund (the “fund”)

Effective May 1, 2016, John F. Robertson will no longer serve as a portfolio manager to the fund. Accordingly, all references to John F. Robertson as a portfolio manager to the fund will be removed from the SAI effective May 1, 2016. Joseph D. Fisher, John W. Vojticek and David W. Zonavetch will continue to serve as portfolio managers to the fund.

You should read this supplement in conjunction with the SAI and retain it for future reference.